Long-Term Debt (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
KEXIM
Covenants and Events of Default
Collateral coverage covenant (as a percent)	130.00%
Bank agreement
Covenants and Events of Default
Number of vessels collateralizing new credit facilities	9
Ratio of market value of vessels collateralizing the credit facilities, plus net realizable value of additional collateral, to aggregate debt outstanding (as a percent)	100.00%
Free consolidated unrestricted cash and cash equivalents required to be maintained for each calendar quarter excluding current year	30.0
Period for which a ratio of consolidated indebtedness to consolidated EBITDA is required to be maintained under financial covenants	12 months
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants	12 months
Ratio of consolidated EBITDA to net interest expense	1.50
Ratio of consolidated EBITDA to net interest expense after gradual increase	2.80
Period for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Period for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Bank agreement | Minimum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	90.00%
Free consolidated unrestricted cash and cash equivalents for current year	20.0
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	12
Consolidated market value of adjusted net worth	400
Required duration of vessel's charter at the time of valuation	12 months
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)	1.25
Bank agreement | Maximum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	130.00%
Percentage of non-recurring items excluded from calculation of EBITDA, based on EBITDA calculated in the manner as prescribed	5.00%
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	4.75
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6